Acquisitions - Fair Values of Assets and Liabilities of the Retail Banking Business of Citibank Japan at the Date of Acquisition and the Consideration Paid (Detail) - JPY (¥) ¥ in Millions	Nov. 01, 2015	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Assets:
Cash and deposits with banks		¥ 54,696,069	¥ 47,330,155	¥ 43,144,654
All other assets		4,043,908	4,321,724
Total assets		192,175,566	191,150,981
Liabilities:
Deposits		128,461,527	130,295,290
All other liabilities		6,882,740	7,461,101
Total liabilities		179,679,767	179,263,698
Goodwill		¥ 273,725	¥ 426,455	¥ 460,787
Retail banking business of Citibank Japan Ltd. [member]
Assets:
Cash and deposits with banks	¥ 2,296,107
All other assets	110,978
Total assets	2,407,085
Liabilities:
Deposits	2,361,908
All other liabilities	8,620
Total liabilities	2,370,528
Net assets acquired	36,557
Goodwill	8,443
Total consideration	45,000
Consideration:
Fair value of consideration transferred	45,000
Total consideration	45,000
Acquisition related costs recognized as an expense in "General and administrative expenses" in the consolidated income statement	¥ 286